Stock-Based Incentive Compensation Plans - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 20.3	$ 25.6	$ 24.8
Tax benefit (expense) realized from exercise of stock options	7.8	9.8	9.6
Total compensation cost not yet recognized	$ 37.6
Total compensation cost not yet recognized, period for recognition	2 years 1 month 21 days
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 18.7
Total compensation cost not yet recognized, period for recognition	1 year 9 months 22 days
Exercises in period, intrinsic value	$ 15.8
Total Shareholder Return Plan (TSRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises in period, intrinsic value		5.6	3.5
Fair value of awards vested in period			$ 6.9
2006 Equity Incentive Plan (EIP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)				8,000,000
Number of shares available for grant (shares)	2,906,683
Contractual term, maximum	10 years
2006 Equity Incentive Plan (EIP) [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Fair value of awards vested in period	$ 5.1	4.5
2006 Equity Incentive Plan (EIP) [Member] | Put rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
2006 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 6.0
Total compensation cost not yet recognized, period for recognition	1 year 11 months 27 days
Maximum contractual term	7 years
Exercises in period, intrinsic value	$ 1.0
Fair value of awards vested in period	$ 7.1
Award performance goal period	3 years
2006 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	150.00%
2006 Equity Incentive Plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 12.9
Total compensation cost not yet recognized, period for recognition	2 years 8 months 9 days
Minimum contractual term	7 years
Maximum contractual term	10 years
Exercises in period, intrinsic value	$ 1.4	4.7
Fair value of awards vested in period	$ 54.0	$ 51.8
2006 Equity Incentive Plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years 6 months
2006 Equity Incentive Plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Total Shareholder Return Plan (TSRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Requisite service period	3 years
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years